Provisions - Summary of movements in provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Discount for well plugging and abandonment	$ 1,312	$ 2,387	$ 2,444
Increase (Decrease) in the change in capitalized estimates (Note 13)	23,325	(930)
Asset retirement obligation [member]
Disclosure of other provisions [line items]
Amounts at beginning of year	15,287	32,524
Discount for well plugging and abandonment	1,312	2,387
(Decrease) in the change in estimates of conventional assets	(7,486)	(18,697)
Foreign exchange differences	0	3
Amounts at end of year	32,438	15,287	32,524
Environmental remediation [member]
Disclosure of other provisions [line items]
Amounts at beginning of year	1,084	1,821
Foreign exchange differences	(369)	(1,846)
Increases (Note 10.2)	359	485
Increase in the change in estimates of conventional assets	3,442	624
Amounts at end of year	4,516	1,084	1,821
Provisions for contingencies [member]
Disclosure of other provisions [line items]
Amounts at beginning of year	101	171
Foreign exchange differences	(24)	(93)
Increases (Note 10.2)	688	69
Amounts incurred due to utilization	(751)	(46)
Amounts at end of year	$ 14	$ 101	$ 171